Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Assets Pledges as Collateral
(c)	Assets pledged as collateral with regard to the borrowings as of December 31, 2020 are as follows:

(in millions of Won)	Bank	Book value		Pledged amount
Cash and cash equivalents	Sinhan Bank and others		24,489	24,758
Property, plant and equipment and Investment property	Korea Development Bank and others		4,424,923	4,811,751
Trade accounts and notes receivable	Korea Development Bank and others		371,326	373,016
Inventories	Export-Import Bank of Korea and others		81,859	12,650
Financial instruments	KB Kookmin Bank and others		25,624	25,624

		￦	4,928,221	5,247,799

Short-term borrowings and current portion of long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings
(a)	Short-term borrowings and current portion of long-term borrowings as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2019		2020
Short-term borrowings
Bank overdrafts	JP Morgan and others	January, 2020~ December, 2020	January, 2021~ December, 2021	0.52~6.50	￦	159,075	146,762
Short-term borrowings	HSBC and others	January, 2020~ December, 2020	January, 2021~ December, 2021	0.17~9.50		5,327,258	5,047,633

						5,486,333	5,194,395

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	November, 2004~ December, 2020	January, 2021~ December, 2021	0.20~8.50		1,491,934	1,067,338
Current portion of debentures	Korea Development Bank and others	April, 2011~ May, 2019	February, 2021~ December, 2021	1.73~5.25		1,571,194	2,417,339
Less: Current portion of discount on debentures issued						(1,249)	(1,543)

						3,061,879	3,483,134

					￦	8,548,212	8,677,529

Long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings
(b)	Long-term borrowings, excluding current portion as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2019		2020
Long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ December, 2020	January, 2022~ March, 2037	0.19~5.28	￦	3,827,152	3,366,400
Less: Present value discount						(24,374)	(16,058)
Bonds	KB Securities co.,Ltd. and others	October, 2013~ October, 2020	March, 2022~ October, 2029	0.50~4.00		8,124,194	8,505,485
Less: Discount on debentures issued						(33,571)	(35,749)

					￦	11,893,401	11,820,078